RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 0	$ 0	$ (10,000,000)
Commodities
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	96,000,000	14,000,000	9,000,000
Realized gains (losses) in the year	811,000,000	759,000,000	287,000,000
Commodities | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	(2,000,000)	(73,000,000)	(44,000,000)
Foreign exchange
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	246,000,000	(149,000,000)	(203,000,000)
Realized gains (losses) in the year	155,000,000	(2,000,000)	240,000,000
Interest rate | Derivative instruments in hedging relationships
Derivative [Line Items]
Realized gains (losses) in the year	$ (43,000,000)	$ (3,000,000)	$ (32,000,000)